Business Combinations - Preliminary Allocation Of The Purchase Price To Assets acquired And Liabilities Assumed (Parenthetical) (Detail) - Supply contract [Member]			6 Months Ended
		Feb. 15, 2019	Jun. 30, 2019
Business Acquisition [Line Items]
Weighted Average Amortization Period (in years)			3 years
Natura Naturals Holdings Inc [Member]
Business Acquisition [Line Items]
Weighted Average Amortization Period (in years)	[1]	3 years

[1]	The estimated useful life of the supply contract intangible asset is 3 years. Amortization of the asset will commence once supply commences.